CONSOLIDATED BALANCE SHEETS	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 58,063,733	$ 8,418,450	¥ 428,420,773
Short term investment			800,000
Accounts receivable, net of allowance for doubtful accounts of RMB552,542 and RMB 234,794 as of December 31, 2021 and 2022, respectively	151,432	21,956	3,682,282
Advances to suppliers	30,345	4,400	2,781,139
Prepayments and other current assets, net of allowance for doubtful accounts of RMB5,655,941 and RMB 2,777,903 as of December 31, 2021 and 2022, respectively	272,487,578	39,506,985	528,109,288
Amounts due from related parties	599,574	86,930	599,574
Cryptocurrencies	66,341,653	9,618,636	86,118,349
Total current assets	397,674,315	57,657,357	1,050,511,405
Investments	35,297,395	5,117,641	73,915,119
Property, equipment and software, net	142,847,637	20,710,961	172,980,284
Operating lease right-of-use assets, net	12,061,697	1,748,782	6,363,724
Other long-lived assets, net	11,225,639	1,627,563	6,547,843
TOTAL ASSETS	599,106,683	86,862,304	1,310,318,375
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIE without recourse to the Group of RMB9,186,474 and RMB5,185,040 as of December 31, 2021 and 2022, respectively)	165,947,326	24,060,101	39,895,562
Other taxes payable (including other taxes payable of the consolidated VIE without recourse to the Group of RMB1,407,802 and RMB1,404,994 as of December 31, 2021 and 2022, respectively)	1,651,041	239,378	1,508,277
Advances from customers (including advances from customers of the consolidated VIE without recourse to the Group of RMB18,296,128 and RMB15,005,074 as of December 31, 2021 and 2022, respectively)	17,727,516	2,570,248	18,984,340
Amounts due to related parties (including amounts due to related parties of the consolidated VIE without recourse to the Group of RMB46,608,736 and RMB45,408,736as of December 31, 2021 and 2022, respectively)	21,159,559	3,067,848	23,790,959
Refund of game points (including refund of game points of the consolidated VIE without recourse to the Group of RMB169,998,682 as of both December 31, 2021 and 2022)	169,998,682	24,647,492	169,998,682
Convertible notes (including convertible notes of cnsolidated VIE without recourse to the Group of nil as of both December 31, 2021 and 2022)	60,984,058	8,841,857	92,848,377
Conversion feature derivative liability	51,775,453	7,506,735	51,825,629
Interest payable (including interest payable of consolidated VIE without recourse to the Group of nil as of both December 31, 2021 and 2022)	2,130,283	308,862	937,328
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIE without recourse to the Group of RMB35,719,940 and RMB35,450,947 as of December 31, 2021 and 2022, respectively)	66,973,577	9,710,256	140,199,581
Current portion of operating lease liabilities of the consolidated VIE without recourse to the Group (including operating lease liabilities of consolidated VIE without recourse to the Group of RMB574,607 and RMB485,665 as of December 31, 2021 and 2022, respectively)	5,792,931	839,896	4,306,738
Contract liabilities	22,099	3,204
Total current liabilities	564,162,525	81,795,877	544,295,473
Non-current portion of operating lease liabilities of the consolidated VIE without recourse to the Group (including operating lease liabilities of consolidated VIE without recourse to the Group of RMB370,877 and nil as of December 31, 2021 and 2022, respectively)	7,405,805	1,073,741	2,567,342
TOTAL LIABILITIES	571,568,330	82,869,618	546,862,815
Commitments and contingencies (Note 25)
Redeemable noncontrolling interest (Note 23)	0	0	0
EQUITY
Additional paid-in capital	4,371,228,191	633,768,513	4,139,122,755
Statutory reserves	7,326,560	1,062,251	7,326,560
Accumulated other comprehensive loss	(12,527,540)	(1,816,323)	(12,693,760)
Accumulated deficit	(4,378,321,226)	(634,796,906)	(3,403,462,176)
The9 Limited shareholders' equity	45,309,203	6,569,217	776,470,952
Noncontrolling interest	(17,770,850)	(2,576,531)	(13,015,392)
Total equity	27,538,353	3,992,686	763,455,560
TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING INTEREST AND EQUITY	599,106,683	86,862,304	1,310,318,375
Class A ordinary shares
EQUITY
Ordinary shares	56,659,429	8,214,845	45,233,784
Class B ordinary shares
EQUITY
Ordinary shares	¥ 943,789	$ 136,837	¥ 943,789